Basis of preparation - Additional Information (Details)		12 Months Ended
	Feb. 08, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Basis of Preparation [Line Items]
Percentage of entity's revenue		100.00%
Affiliated entities [Member]
Basis of Preparation [Line Items]
Percentage of entity's revenue		70.80%	72.50%	95.00%
Percentage of entity's assets		75.70%	79.90%
Percentage of entitys liabilities		76.80%	79.00%
Beize Group [Member]
Basis of Preparation [Line Items]
Capital contribution percentage	0.10%